Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales	$ 693,021	$ 626,342	$ 1,069,009	$ 1,017,041	$ 1,013,756
Cost of goods sold	538,546	487,120	856,118	807,730	818,398
Gross profit	154,475	139,222	212,891	209,311	195,358
Operating expenses:
Selling	39,008	35,843	75,024	69,451	67,625
General and administrative	39,411	35,576	78,478	67,712	65,927
Gain on sale of assets/business		(4,848)	(5,338)	(2,210)	(44,634)
Intangible amortization	5,279	5,722	11,412	11,295	11,387
Income from operations	70,777	66,929	53,315	63,063	95,053
Other (income) expense:
Interest expense	8,953	7,967	16,141	16,095	21,837
Other miscellaneous expense (income), net	7	816	133	283	2,425
Income before income taxes	61,817	58,146	37,041	46,685	70,791
Income tax expense	23,757	23,308	22,575	16,894	27,064
Equity in net (income) loss of unconsolidated affiliates	623	345	1,592	(387)	(704)
Net income	37,437	34,493	12,874	30,178	44,431
Less net income attributable to noncontrolling interest	806	875	1,750	2,019	1,171
Net income attributable to ADS	36,631	33,618	11,124	28,159	43,260
Change in fair value of Redeemable Convertible Preferred Stock	(11,054)	(4,764)	(3,979)	(5,869)	(10,257)
Dividends to Redeemable Convertible Preferred Stockholders	(75)	(430)	(10,139)	(736)	(668)
Dividends paid to unvested restricted stockholders		(16)	(418)	(52)	(34)
Net income (loss) available to common stockholders and participating securities	25,502	28,408	(3,412)	21,502	32,301
Undistributed (income) loss allocated to participating securities	(3,040)	(3,124)		(2,042)	(3,241)
Net income available to common stockholders	22,462	25,284	(3,412)	19,460	29,060
Weighted average common shares outstanding:
Basic	49,538	47,220	47,277	46,698	46,293
Diluted	52,198	47,634	47,277	47,249	47,051
Net income (loss) per share:
Basic	$ 0.45	$ 0.54	$ (0.07)	$ 0.42	$ 0.63
Diluted	$ 0.45	$ 0.53	$ (0.07)	$ 0.41	$ 0.62
Cash dividends declared per share		$ 0.06	$ 1.68	$ 0.10	$ 0.09
Supplemental pro forma net loss per share (unaudited)
Basic			$ (0.06)
Diluted			$ (0.06)
Pro Forma [Member]
Other (income) expense:
Net income attributable to ADS			$ (3,361)
Weighted average common shares outstanding:
Basic			47,277
Diluted			47,277
Supplemental pro forma net loss per share (unaudited)
Weighted average common shares outstanding used to calculate supplemental net loss per share			52,566